Related Party Transactions - Disclosure of Information About Key Management Personnel (Parenthetical) (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	[1]	$ 5,950	$ 6,034
Key management personnel compensation, share-based payment	[2]	32,397	24,747
Salaries, Employees Benefits and Directors Fee [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		5,488	6,034
Key management personnel compensation, share-based payment		30,486	24,747
Capitalized to Exploration and Evaluation Assets [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		462	0
Key management personnel compensation, share-based payment		$ 1,911	$ 0

[1]	Short-term compensation to key management personnel for the twelve months ended December 31, 2025 amounted to $5,950 (2024 - $6,034) of which $5,488 (2024 - $6,034) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss and $462 (2024 - nil) was capitalized to exploration and evaluation assets.
[2]	Share-based payments to key management personnel for the twelve months ended December 31, 2025 amounted to $32,397 (2024 - $24,747) of which $30,486 (2024 - $24,747) was expensed and $1,911 (2024 - nil) was capitalized to exploration and evaluation assets.